CAPITAL STOCK	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
CAPITAL STOCK [Text Block]

8. CAPITAL STOCK

Authorized stock

The Company's authorized shares are 250,000,000 common shares with a par value of $0.001 per share.

Issuances of shares

During 2025, the Company completed a private placement of 1,018,000 units for gross proceeds of $1,748,909 (CAD$2,452,200). Each unit comprised one common share and one-half of a common share purchase warrant. The Company issued 504,000 purchase warrants at $2.00 (CAD $2.80) per share and 5,000 purchase warrants at $2.09 (CAD$2.93) per share. Each full purchase warrant can be converted to a common share at the strike price for two years. The Company paid commissions $101,854 (CAD$142,812) and costs of $51,350 (CAD$72,000) related to the placement, and issued 59,280 Finder's warrants, exercisable at $1.78 (CAD$2.50) for a period of two years.  Net proceeds were allocated as $1,595,705.

The Company did not issue shares during the year ended December 31, 2024.

Repurchase and cancellation of shares

During the year ended December 31, 2025, a total of 317,100 common shares were re-purchased for $533,420 and were cancelled. A further total of 13,300 common shares that were re-purchased in 2024 for $17,739 were cancelled in 2025.  A total of 36,600 common shares were re-purchased in 2025 for $91,236 and held in treasury.  These 36,600 shares were cancelled in January 2025.

During the year ended December 31, 2024, a total of 178,200 common shares were re-purchased for $155,584 and cancelled.  A further total of 28,500 common shares were re-purchased in 2023 for $20,744 and were cancelled in 2024. A total of 11,300 common shares were re-purchased for $17,739 and held in treasury.  These 11,300 shares were cancelled in January 2025.

Stock options

At June 30, 2011, the Company adopted a new 10% rolling stock option plan (the "2011 Plan") and cancelled the 2005 equity compensation plan.  Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant.  The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee which makes recommendations to the board of directors for their approval.  The maximum term of options granted cannot exceed 20 years.

The TSX's rules relating to security-based compensation arrangements require that every three years after the institution of a security-based compensation arrangement which does not have a fixed maximum aggregate of securities issuable, all unallocated options must be approved by a majority of the Company's directors and by the Company's shareholders.  The Board approved all unallocated options under the Option Plan on May 5, 2023 which was approved by the Company's shareholders at the annual and special meeting held on June 29, 2023.

At December 31, 2025, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date

150,000	CDN$2.59	October 11, 2026
382,000	CDN$0.15	December 31, 2032
54,000	CDN$0.60	June 1, 2040
250,000	CDN$0.20	October 8, 2035
360,000	CDN$1.23	October 23, 2040
400,000	CDN$0.40	May 5, 2036
690,000	CDN$0.30	July 1, 2037
450,000	CDN$0.81	December 14, 2042
62,500	CDN$0.92	April 27, 2043
275,000	CDN$1.30	May 13, 2044

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2025		December 31, 2024
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,923,500	CAD $ 0.41	2,648,500	CAD $ 0.39
Granted	150,000	CAD $ 2.59	275,000	CAD$ 1.30
Exercised	-	-	-	-
Cancelled/Expired	-	-	-	-
Outstanding, end of year	3,073,500	CAD $ 0.69	2,923,500	CAD $ 0.41

Exercisable, end of year	3,073,500	CAD $ 0.69	2,923,500	CAD $ 0.41

The aggregate intrinsic value for options vested and for total options as of December 31, 2025 and 2024 respectively, is approximately $6,174,034 and $2,658,827.  The weighted average contractual term of stock options outstanding and exercisable as at December 31, 2025 and 2024 respectively, is 12.1 years and 8.9 years.

The fair value of stock options granted, vested, and modified during the years ended December 31, 2025, 2024 and 2023 respectively, was $7,151, $139,138, and $23,750 which has been included in general and administrative expense.

The following assumptions were used for the Black-Scholes valuation of stock options granted or amended during the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023

Risk-free interest rate	3.63%	4.52%	3.00%
Expected life	1.1 years	5.0 years	5.0 years
Annualized volatility	32%	57%	64%
Dividend rate	-	-	-

On September 11, 2025, the Company issued 150,000 stock options at a strike price of $1.83 (CAD$2.59) and term of 13 months, and recognized a prepaid of $28,605, which is amortized over the life of the contract (2025 - $7,151). Management has determined that this option grant contains features requiring a derivative liability treatment and must be marked-to-market each period. As a result, in 2025, the Company recognized a change in the fair market value of the option derivative liability of $66,780 related to this option grant.

On May 13, 2024 the Company granted 275,000 options to insiders and others at $0.95 (CAD$1.30) and recognized an expense of $139,138 as the options vested immediately.

On April 27, 2023 the Company granted 62,500 options to insiders at $0.68 (CAD$0.92) and recognized an expense of $23,750 as the options vested immediately.

Warrants

On October 21, 2025, the Company issued 568,280 warrants related to a private placement. At December 31, 2024, there were no warrants outstanding.

Number of Options	Exercise Price	Expiry Date

504,000	CDN$2.80	October 21, 2027
5,000	CDN$2.93	October 21, 2027
59,280	CDN$2.50	October 21, 2027

Under US GAAP when the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity's own stock, and would consequently be considered to be a derivative liability.  The common share purchase warrants described above are denominated in CAD dollars and the Company's functional currency is the US dollar.  As a result, the Company determined that these warrants are not considered indexed to the Company's own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative will be subsequently marked to market through income.

The warrant value at issuance was determined to be $250,790 based upon a Black-Scholes Options Pricing Model calculation.  The fair value of the warrants has been initially estimated at October 21, 2025 using the Black-Scholes Options Pricing Model, using a volatility of 33%, risk free interest rate of 2.4%, expected life of one year, and a dividend yield of Nil.  The Company recorded the full value of the derivative as a liability at issuance and recognized the amount as financing expense in the consolidated statement of operations.  At December 31, 2025, the fair value of the warrant liability was $335,926 (December 31, 2024 - $Nil) and the fair value adjustment was recognized in the consolidated statement of operations.